Equity Investments (Narrative) (Details) $ in Millions						1 Months Ended					3 Months Ended	12 Months Ended
	Mar. 01, 2016	Dec. 01, 2015 USD ($) in shares	Mar. 02, 2015 USD ($) shares	Dec. 01, 2014	Mar. 01, 2014	Apr. 30, 2016 in	Mar. 31, 2016	Dec. 31, 2015 USD ($) state city mi	Jan. 31, 2015 USD ($) joint_venture	Dec. 31, 2014	Mar. 31, 2015 joint_venture	Dec. 31, 2015 USD ($) state city mi shares	Dec. 31, 2014 shares
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares												2,345,339	4,704,221
General partner interest maintained, percent		2.00%	2.00%	2.00%	2.00%					2.00%
Distributions received from affiliates												$ 89.1
Phillips 66 Partners Terminal LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage								70.00%				70.00%
Supermajority, percentage								80.00%				80.00%
Paradigm Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage								50.00%				50.00%
DCP Sand Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage								33.34%				33.34%
Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage								40.00%				40.00%
DCP Southern Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage								33.34%				33.34%
Basis difference								$ (98.4)				$ (98.4)
Amortization period of basis difference, in years												46 years
Explorer Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage								19.46%				19.46%
Basis difference								$ 82.3				$ 82.3
Paradigm Energy Partners, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Number of joint ventures formed to develop midstream logistics infrastructure in North Dakota | joint_venture									2		2
Paradigm Energy Partners, LLC [Member] | Phillips 66 Partners Terminal LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage									70.00%
Paradigm Energy Partners, LLC [Member] | Paradigm Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage									50.00%
Cash paid for equity method investment interest acquired									$ 4.9
Sand Hills Pipeline [Member] | DCP Sand Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Pipeline length in miles | mi								1,190				1,190
Southern Hills Pipeline [Member] | DCP Southern Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Pipeline length in miles | mi								940				940
Explorer Pipeline [Member] | Explorer Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Pipeline length in miles | mi								1,830				1,830
Number of states to which refined petroleum product is transported | state								16				16
Bayou Bridge Pipeline, Segment From Lake Charles, Louisiana To St. James, Louisiana [Member] | Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Diameter of pipeline, in inches | in		24
Phillips 66 [Member] | Phillips 66 [Member] | DCP Sand Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity method investment acquired			33.34%								33.34%
Phillips 66 [Member] | Phillips 66 [Member] | Sand Hills/Southern Hills/ Explorer [Member]
Schedule of Equity Method Investments [Line Items]
Total consideration for the transaction			$ 1,010.0
Cash consideration			880.0
Transaction costs expensed			$ 0.9
Phillips 66 [Member] | Phillips 66 [Member] | Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity method investment acquired		40.00%						40.00%
Total consideration for the transaction		$ 69.6
Cash consideration		$ 34.8
Phillips 66 [Member] | Phillips 66 [Member] | DCP Southern Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity method investment acquired			33.34%								33.34%
Phillips 66 [Member] | Phillips 66 [Member] | Explorer Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity method investment acquired			19.46%								19.46%
Common Units [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Sand Hills/Southern Hills/ Explorer [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares			1,587,376
Common Units [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares		606,056
General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares												151,907	94,085
General Partner [Member] | Phillips 66 [Member] | Sand Hills/Southern Hills/ Explorer [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares			139,538
General Partner [Member] | Phillips 66 [Member] | Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Units issued associated with acquisitions | shares		12,369
Energy Transfer Partners [Member] | Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by co-venturer, percentage		30.00%
Sunoco Logistics Partners [Member] | Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest held by co-venturer, percentage		30.00%
Phillips 66 [Member] | Sand Hills/Southern Hills/ Explorer [Member]
Schedule of Equity Method Investments [Line Items]
The percentage of Phillips 66's equity interest owned that was acquired, percentage			100.00%
Minimum [Member] | Explorer Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Amortization period of basis difference, in years												12 years
Minimum [Member] | Explorer Pipeline [Member] | Explorer Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Number of cities to which refined petroleum product is transported | city								70				70
Maximum [Member] | Explorer Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Amortization period of basis difference, in years												18 years
Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
General partner interest maintained, percent	2.00%						2.00%
Subsequent Event [Member] | Bayou Bridge Pipeline, Segment From Nederland, Texas To Lake Charles, Louisiana [Member] | Bayou Bridge Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Diameter of pipeline, in inches | in						30